Offerings - Offering: 1	Mar. 19, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 138,100.00
Offering Note	Calculated in accordance with Rule 457(o) under the Securities Act, based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. The fee payable in connection with the offering pursuant to this prospectus supplement is being paid herewith in accordance with Rule 456(b) under the Securities Act, and represents deferred payment of the registration fees in connection with the registrant's Registration Statement on Form S-3ASR (Registration No. 333-276062).